Variable Interest Entities (Tables)	6 Months Ended
Sep. 30, 2011
Variable Interest Entities [Abstract]
Schedule Of Assets And Liabilities Of Consolidated Variable Interest Entities

Consolidated VIEs	Consolidated assets
At March 31, 2011:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,080,030	¥33,432	¥38,418	¥569	¥391,751	¥4,603,010	¥12,850
Investment funds	1,342,526	9,872	20,102	1,113,959	15,637	654	182,302
Special purpose entities created for structured financing	171,509	273	1,524	14,200	2,025	146,287	7,200
Repackaged instruments	46,014	—	—	29,360	—	16,654	—
Securitization of the MUFG Group's assets	2,456,025	—	209	—	—	2,359,936	95,880
Trust arrangements	1,030,902	—	4,778	33	83,609	938,213	4,269
Others	147,657	307	27,058	—	73	85,273	34,946

Total	¥10,274,663	¥43,884	¥92,089	¥1,158,121	¥493,095	¥8,150,027	¥337,447

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
			(in millions)
Asset-backed conduits	¥5,085,180	¥—	¥4,434,957	¥227,120	¥423,103
Investment funds	69,270	—	1,187	17,898	50,185
Special purpose entities created for structured financing	156,387	—	17,077	138,577	733
Repackaged instruments	46,082	—	—	45,680	402
Securitization of the MUFG Group's assets	2,458,876	—	27,400	2,429,956	1,520
Trust arrangements	1,030,686	1,017,160	—	—	13,526
Others	147,008	—	88,683	31,932	26,393

Total	¥8,993,489	¥1,017,160	¥4,569,304	¥2,891,163	¥515,862

Consolidated VIEs	Consolidated assets
At September 30, 2011:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥4,895,868	¥28,174	¥40,895	¥1,281	¥404,276	¥4,413,407	¥7,835
Investment funds	1,302,282	23,788	16,665	1,108,070	14,709	166	138,884
Special purpose entities created for structured financing	172,832	585	1,574	10,593	2,025	147,478	10,577
Repackaged instruments	62,185	—	—	45,525	5,725	10,935	—
Securitization of the MUFG Group's assets	2,304,498	—	230	4,964	—	2,203,790	95,514
Trust arrangements	978,589	—	3,967	664	78,965	891,284	3,709
Others	139,580	246	26,855	—	68	77,927	34,484

Total	¥9,855,834	¥52,793	¥90,186	¥1,171,097	¥505,768	¥7,744,987	¥291,003

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
			(in millions)
Asset-backed conduits	¥4,901,359	¥—	¥4,291,831	¥203,000	¥406,528
Investment funds	39,525	—	1,885	15,392	22,248
Special purpose entities created for structured financing	171,080	—	11,509	158,584	987
Repackaged instruments	62,212	—	—	60,972	1,240
Securitization of the MUFG Group's assets	2,302,580	—	31,783	2,269,518	1,279
Trust arrangements	977,735	971,659	—	—	6,076
Others	138,991	—	80,950	31,751	26,290

Total	¥8,593,482	¥971,659	¥4,417,958	¥2,739,217	¥464,648

Schedule Of Assets And Liabilities Of Significant Non-Consolidated Variable Interest Entities

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2011:	Assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥4,938,696	¥1,681,550	¥1,161,889	¥596	¥144,946	¥1,016,347	¥—	¥—	¥—
Investment funds	12,787,846	441,844	434,767	132,280	115,281	178,808	8,398	—	—
Special purpose entities created for structured financing	13,503,700	2,183,868	1,854,368	20,313	71,840	1,758,754	3,461	—	—
Repackaged instruments	15,424,831	1,069,179	1,008,013	104,612	561,876	341,525	—	—	—
Trust arrangements	29,908	28,285	27,252	—	—	27,252	—	5,791	5,791
Others	10,456,456	1,319,938	1,051,194	13,348	302,544	735,302	—	1	1

Total	¥57,141,437	¥6,724,664	¥5,537,483	¥271,149	¥1,196,487	¥4,057,988	¥11,859	¥5,792	¥5,792

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At September 30, 2011:	Assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥5,032,630	¥1,704,799	¥1,189,523	¥2,504	¥152,855	¥1,034,164	¥—	¥—	¥—
Investment funds	9,268,469	344,139	334,943	80,931	78,386	166,962	8,664	—	—
Special purpose entities created for structured financing	14,154,230	2,153,008	1,816,153	51,349	70,401	1,691,040	3,363	—	—
Repackaged instruments	12,970,180	1,111,951	1,087,682	115,284	627,599	344,799	—	—	—
Trust arrangements	25,738	26,555	25,573	—	—	25,573	—	5,958	5,958
Others	12,337,891	1,412,158	1,031,612	20,734	302,416	708,462	—	—	—

Total	¥53,789,138	¥6,752,610	¥5,485,486	¥270,802	¥1,231,657	¥3,971,000	¥12,027	¥5,958	¥5,958